Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement of cash flows [abstract]
Restricted cash	$ 446	$ 463	$ 479